As filed with the Securities and Exchange Commission on August 19, 2005
                                            1933 Act Registration No. 333-91226
                                            1940 Act Registration No. 811-08441
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 9 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 54 /X/

               Lincoln Life & Annuity Variable Annuity Account H
                           (Exact Name of Registrant)

                            American Legacy III Plus

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/  immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on _______________, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on _____________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   Lincoln Life & Annuity Company of New York

                Lincoln Life & Annuity Variable Annuity Account H
                            American Legacy III Plus

                       Supplement dated September 1, 2005
                       to the Prospectus dated May 1, 2005


Please keep this Supplement with your current American Legacy III Plus Prospectus and retain it for reference. This Supplement replaces the discussion currently in your prospectus regarding the death benefits available under i4LIFE(R) Advantage. No action is required on your part unless you wish to elect the i4LIFE(R) Advantage.

Effective on or about September 1, 2005 (depending on state availability), the i4LIFE(R) Advantage Guarantee of Principal death benefit will be available to owners of both qualified (IRA and Roth IRA) and non-qualified contracts who elect i4LIFE(R) Advantage. The i4LIFE(R) Advantage Guarantee of Principal death benefit option is not available to existing contractowners if the Account Value death benefit was in force prior to electing i4LIFE(R) Advantage. The i4LIFE(R) Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB) is available to existing contractowners only if the EGMDB (or more expensive death benefit ' option) was in force prior to electing i4LIFE(R) Advantage.

Once i4LIFE(R) Advantage begins, any prior death benefit election will terminate. The death benefit proceeds under the new death benefit may be less than the amount that would have been paid under the death benefit in effect before i4LIFE(R) Advantage began. The death benefit options described in this supplement are only available during the Access Period.

Effective Date

If the benefit is elected after the contract is issued (by sending a written request to our home office), the benefit will be effective on the next valuation date following approval by us.

Charges

If you elect i4LIFE(R) Advantage, your Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) will be:

                                                                                                      i4LIFE(R) Advantage
                                                   i4LIFE(R) Advantage      i4LIFE(R) Advantage       Enhanced Guaranteed
                                                       Account Value      Guarantee of Principal     Minimum death benefit
                                                       death benefit          death benefit                (EGMDB)
------------------------------------------------ ---------------------- ------------------------- -------------------------
o        Total charge for i4LIFE(R) Advantage              1.90%                   1.95%                     2.20%
o        Guaranteed Income Benefit charge                   .50%                    .50%                      .50%
                                                           ----                     ----                      ----
o        Total annual charge for i4LIFE(R)                 2.40%                   2.45%                     2.70%
         Advantage w/ GIB

For a complete listing of charges, see Expense tables in the prospectus.


i4LIFE(R) Advantage Account Value death benefit. The i4LIFE(R)Advantage Account Value death benefit is available for both qualified and non-qualified annuity contracts. This benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. The charge under this death benefit is equal to an annual rate of 1.90% (or 2.40% if the Guaranteed Income Benefit is elected) of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.

i4LIFE(R) Advantage Guarantee of Principal death benefit. The i4LIFE(R) Advantage Guarantee of Principal death benefit is available for both qualified and non-qualified contracts. This benefit will be equal to the greater of:

o the Account Value as of the valuation date we approve the payment of the claim; or
o the sum of all purchase payments, minus all death benefit reductions where:
        o each death benefit reduction of purchase payments for a regular income payment will be for the dollar amount of the regular income payment; and
        o each death benefit reduction of purchase payments for all other withdrawals will be deducted in the same proportion that withdrawals reduce the contract or Account value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract or Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The charge under this death benefit is equal to an annual rate of 1.95% (or 2.45% if the Guaranteed Income Benefit is elected) of the net asset value of the Account Value in the VAA.

During the Access Period, contracts with the i4LIFE(R)Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE(R) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE(R) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE(R) Advantage Guarantee of Principal death benefit.

i4LIFE(R) Advantage EGMDB. If you own a non-qualified annuity contract, you may also elect the i4LIFE(R) Advantage EGMDB. (This benefit is not available with qualified contracts.) The benefit is the greatest of:
o the Account Value as of the valuation date on which we approve the payment of the claim; or
o        the sum of all purchase payments, minus all death benefit reductions where
        o each death benefit reduction of purchase payments for a regular income payment will be for the dollar amount of the regular income payment; and
        o each death benefit reduction of purchase payments for all other withdrawals will be deducted in the same proportion that withdrawals reduce the contract or Account value; or
o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the Account Value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE(R) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.

The charge under this death benefit is equal to an annual rate of 2.20% (or 2.70% if the Guaranteed Income Benefit is elected) of the net asset value of the Account Value in the VAA.

During the Access Period, contracts with the i4LIFE(R)Advantage EGMDB may elect to change to the i4LIFE(R) Advantage Guarantee of Principal death benefit or Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE(R) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE(R) Advantage EGMDB.

General Provisions

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE(R) Advantage will terminate. A spouse beneficiary may start a new i4LIFE(R) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

        1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
        2. written authorization for payment; and
        3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code
Section 74(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters in the prospectus.

If the contract is continued, upon notification to Lincoln Life of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

For both qualified and non-qualified contracts, following the Access Period, there is no death benefit.


               Please retain this supplement for future reference.



If you wish to sign up for e-delivery of your annuity documents, please visit www.AmericanLegacy.com or call the American Legacy customer service line at 1-800-942-5500 for details about this service.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

  Lincoln Life & Annuity Variable Annuity Account H - American Legacy Products Lincoln New York Account N for Variable Annuities - Lincoln ChoicePlus Products
               Lincoln New York Account N for Variable Annuities -
                         Lincoln ChoicePlus II Products
               Lincoln New York Account N for Variable Annuities -
                      Lincoln ChoicePlus Assurance Products

                 Supplement to the Prospectus Dated May 1, 2005


This supplement describes two new features that are applicable to your variable annuity. No action is required on your part. Please refer to your product prospectus if you need further information on additional features of your annuity.


The contracts - Surrenders and withdrawals. Beginning October 15, 2005, all surrender requests must be submitted on the Lincoln Life Surrender Form available from the Home Office. This form can be obtained by calling the toll-free customer service number listed in your prospectus, or by logging into your account at www.lfg.com.

The contracts - SecureLine(R) Account

The SecureLine(R) account is a special service that we offer in which your death benefit or surrender proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine(R) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine(R) account.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into the account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine(R) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.


               Please retain this supplement for future reference.






If you wish to sign up for e-delivery of your annuity documents, please log into your account at www.lfg.com, or call the customer service line listed in your prospectus for details about this service.

                                     PART A

The prospectus for the American Legacy III Plus variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 8
(File No. 333-91226) filed on April 22, 2005.



                                     PART B

The Statement of Additional Information for the American Legacy III Plus variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

               Lincoln Life & Annuity Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     Statement of Assets and Liabilities - December 31, 2004

     Statement of Operations - Year ended December 31, 2004

     Statements of Changes in Net Assets - Years ended December 31, 2004 and
     2003

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity
     Company of New York are incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     Balance Sheets - December 31, 2004 and 2003

     Statements of Income - Years ended December 31, 2004, 2003, and 2002

      Statements of Shareholder's Equity - Years ended December 31, 2004, 2003, and 2002

     Statements of Cash Flows - Years ended December 31, 2004,
     2003, and 2002

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

   (1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

   (2) Not Applicable

   (3) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

   (4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

     (b) Contract Specifications for EGMDB option incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

     (c) Persistency Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

     (d) Bonus Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

     (e) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

     (f) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

     (g) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

     (h) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

     (i) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

     (j) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

     (k) Variable Annuity Rider (32793N-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

     (l) Variable Annuity Contract (30070B NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

     (m) Contract Specifications (CD NYAL3N 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

     (n) Guaranteed Accumulation Values (NYNGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

     (o) Form of Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

     (p) Form of Contract Specifications Page for Account Value Death Benefit (CDNYAL3N 6/05) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     (q) Form of Variable Annuity Income Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     (r) Form of Variable Annuity Income Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     (s) Form of Contract Benefit Data Page for GIB (CBNY-AL3BO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     (t) Form of Contract Benefit Data Page for GIB (CBNY-AL3BO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

     (u) Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12
        (File No. 333-35784) filed on June 20, 2005.

     (v) Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12
        (File No. 333-35784) filed on June 20, 2005.

     (w) Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12
        (File No. 333-35784)filed on June 20, 2005.

     (x) Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12
        (File No. 333-35784) filed on June 20, 2005.

   (5) Application incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

   (6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

   (7) Not Applicable.

   (8)(a) Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

     (b) Amended and Restated Service Agreement between The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

     (c) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

   (9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

   (10) Consent of Independent Registered Public Accounting Firm

   (11) Not Applicable

   (12) Not Applicable

   (13) Not Applicable

   (14) Not Applicable

   (15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 33-27783) filed on June 29, 2005.

   (16)(a) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-10805) filed April 12, 2005.

       (b) Power of Attorney - Frederick J. Crawford - incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-38007) filed on August 19, 2005.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   -----------------------------------------------------------------------
J. Patrick Barrett                  Director
  Chairman and CEO
  Carpat Investments
  4605 Watergap
  Manlius, NY 13104
Robert D. Bond**                    Director
Jon A. Boscia***                    Director
Donna D. DeRosa****                 Director and Assistant Secretary
Christine S. Frederick****          Second Vice President and Chief Compliance Officer
John H. Gotta****                   President, Assistant Secretary and Director
Barbara S. Kowalczyk***             Director and Chairperson of the Investment Committee
M. Leanne Lachman                   Director
  President
  Lachman Associates LLC
  870 United Nations, Plaza, #19-E
  New York, NY 10017
Louis G. Marcoccia                  Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300
Gary W. Parker****                  Second Vice President and Director
Ron J. Ponder                       Director
  Executive Vice President and CIO
  WellPoint Health Networks, Inc.
  120 Monument Circle
  Indianapolis, IN 46204
Jill S. Ruckelshaus                 Director
  1015 Evergreen Point Road
  Post Office Box 76
  Medina, WA 98039
Robert O. Sheppard*                 Second Vice President and General Counsel
Michael S. Smith**                  Director
Eldon J. Summers**                  Treasurer
Rise' C.M. Taylor**                 Second Vice President and Assistant Treasurer
Peter L. Witkewiz**                 Second Vice President, Chief Financial Officer and Assistant Treasurer
C. Suzanne Womack***                Secretary

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY
   13202

** Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

*** Principal business address is Center Square West Tower, 1500 Market Street, Suite 2900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2005 there were 3,382 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Advisors Corporation currently serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors


Name                        Positions and Offices with Underwriter
-------------------------   --------------------------------------------------
Robert W. Dineen*           Chief Executive Officer, President and Director
Casey Trumble*              Senior Vice President and Chief Financial Officer
Sanford B. Axelroth*        Senior Vice President and Director
Susan J. Scanlon**          Vice President and Chief Compliance Officer
Duane L. Bernt***           Vice President and Treasurer
Patricia A. Daly*           Vice President and General Counsel
Marilyn K. Ondecker****     Secretary
Lucy D. Gase****            Vice President, Assistant Secretary and Director

* Principal Business address is 2005 Market Street, 34th Floor, Philadelphia, PA 19103
** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1500 Market Street, Suite 3900,
Philadelphia, PA 19102
**** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (Lincoln Life), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 19th day of August, 2005.


      Lincoln Life & Annuity Variable Annuity Account H (Registrant)
      American Legacy III Plus
      By:   /s/Rise' C. M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            Second Vice President, Lincoln Life & Annuity Company of New York
            (Title)

      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Gary W. Parker
            ------------------------------------
            Gary W. Parker
            (Signature-Officer of Depositor)
            Second Vice President, Lincoln Life & Annuity Company of New York
            (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 19, 2005.


Signature                           Title
*                                   President and Director
------------------------------      (Principal Executive Officer)
John A. Gotta
*                                   Second Vice President and Chief Financial Officer (Prin-
------------------------------      cipal Financial Officer and Principal Accounting Officer)
Peter L. Witkewiz
*                                   Director
------------------------------
J. Patrick Barrett
*                                   Director
------------------------------
Robert D. Bond
*                                   Director
------------------------------
Jon A. Boscia
*                                   Director
------------------------------
Donna D. DeRosa
*                                   Director
------------------------------
Barbara S. Kowalczyk
*                                   Director
------------------------------
M. Leanne Lachman
*                                   Director
------------------------------
Louis G. Marcoccia

/s/ Gary W. Parker                  Director
 ---------------------------
 Gary W. Parker
*                                   Director
------------------------------
Ron J. Ponder
*                                   Director
------------------------------
Jill S. Ruckelshaus
*                                   Director
------------------------------
Michael S. Smith

*By:/s/ Rise' C. M. Taylor          Pursuant to a Power of Attorney
 ---------------------------
  Rise' C. M. Taylor